CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - ARS ($) $ in Thousands	Total	Capital Stock	Paid-in Capital	Equity Adjustments	Accumulated Profit from Financial Instruments at Fair Value through OCI	Other	Legal Reserve	Others Reserves	Retained Earnings	Total Shareholders’ Equity Attributable to parent company´s owners	Total Shareholders’ Equity Attributable to Non-Controlling Interests
Equity, Beginning balance at Dec. 31, 2020	$ 1,669,471,836	$ 1,474,692	$ 17,281,187	$ 716,519,943	$ 3,235,603	$ 82,992	$ 11,869,845	$ 1,624,800,808	$ (705,793,265)	$ 1,669,471,805	$ 31
Distribution of Profits
Absorption of Retained Earnings	0							(165,673,872)	165,673,872
Use of Reserve and distribution of cash dividends	(11,682,545)							(11,682,545)		(11,682,545)
Other reserves	19							19		19
Total Comprehensive Income for the Year
Net Income for the Year	188,618,946								188,618,946	188,618,946
Other Comprehensive Income for the Year	504,685				528,907	(24,222)				504,685
Equity, Ending balance at Dec. 31, 2021	1,846,912,941	1,474,692	17,281,187	716,519,943	3,764,510	58,770	11,869,845	1,447,444,410	(351,500,447)	1,846,912,910	31
Reserve creation	0						9,638,514	83,834,379	(93,472,893)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(99,297,388)								(99,297,388)	(99,297,388)
Other reserves	19							19		19
Total Comprehensive Income for the Year
Net Income for the Year	151,257,454								151,257,426	151,257,426	28
Other Comprehensive Income for the Year	(2,991,155)				(3,516,892)	525,737				(2,991,155)
Equity, Ending balance at Dec. 31, 2022	1,895,881,871	1,474,692	17,281,187	716,519,943	247,618	584,507	21,508,359	1,531,278,808	(393,013,302)	1,895,881,812	59
Reserve creation	0						8,012,540	126,656,932	(134,669,472)
Distribution of Profits
Use of Reserve and distribution of cash dividends	(217,441,420)							(191,860,028)	(25,581,333)	(217,441,361)	(59)
Other reserves	4							4		4
Business combination	91,245										91,245
Total Comprehensive Income for the Year
Net Income for the Year	337,169,628								337,172,143	337,172,143	(2,515)
Other Comprehensive Income for the Year	1,542,671				671,527	871,144				1,542,671
Equity, Ending balance at Dec. 31, 2023	$ 2,017,243,999	$ 1,474,692	$ 17,281,187	$ 716,519,943	$ 919,145	$ 1,455,651	$ 29,520,899	$ 1,466,075,716	$ (216,091,964)	$ 2,017,155,269	$ 88,730